UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-9617

Name of Fund:  Merrill Lynch Strategy Series, Inc.
               Merrill Lynch Strategy Growth and Income Fund
               Merrill Lynch Strategy Long-Term Growth Fund
               Merrill Lynch Strategy All-Equity Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, Merrill Lynch Strategy Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments


Merrill Lynch Strategy Growth and Income Fund

Schedule of Investments as of September 30, 2005
                                                                                                                            Value
                                             Investments                                                        (in U.S. dollars)
Underlying Equity                            Master International Index Series +                                 $      2,152,656
Funds - 60.1%                                Master Mid Cap Index Series +                                              3,309,841
                                             Master S&P 500 Index Series +                                             19,903,457
                                             Master Small Cap Index Series +                                              617,282

                                             Total Underlying Equity Funds (Cost - $21,516,969)                        25,983,236

Underlying Fixed Income                      Master Aggregate Bond Index Series +                                      16,837,823
Funds - 38.9%

                                             Total Underlying Fixed Income Funds (Cost - $16,430,660)                  16,837,823


Short-Term                                   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I +                    685,775
Securities - 1.6%

                                             Total Short-Term Securities (Cost - $685,775)                                685,775

Total Investments (Cost - $38,633,404*) - 100.6%                                                                       43,506,834
Liabilities in Excess of Other Assets- (0.6%)                                                                           (245,506)
                                                                                                                 ----------------
Net Assets - 100.0%                                                                                              $     43,261,328
                                                                                                                 ================

  + Investments in companies considered to be an affiliate of the Corporation, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                                                    Realized       Net Investment
    Affiliate                                       Contributions            Withdrawals      Gains (Losses)               Income
    Master Aggregate Bond Index Series                          -        $       500,000     $        24,589       $      557,335
    Master International Index Series                           -        $       700,000     $        11,056       $       55,964
    Master Mid Cap Index Series                                 -        $       100,000     $       177,592       $       33,059
    Master S&P 500 Index Series                                 -        $     3,480,000     $     (399,273)       $      272,287
    Master Small Cap Index Series                               -        $     1,050,000     $        22,577       $        5,998
    Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                      $        639,698  #     $             -     $             -       $       27,124

       # Represents net contributions.


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $    39,036,513
                                                    ===============
    Gross unrealized appreciation                   $     4,470,321
    Gross unrealized depreciation                                 -
                                                    ---------------
    Net unrealized appreciation                     $     4,470,321
                                                    ===============


Merrill Lynch Strategy Long-Term Growth Fund

Schedule of Investments as of September 30, 2005
                                                                                                                            Value
                                             Investments                                                        (in U.S. dollars)
Underlying Equity                            Master International Index Series +                                 $      5,117,475
Funds - 85.4%                                Master Mid Cap Index Series +                                              7,375,213
                                             Master S&P 500 Index Series +                                             44,854,936
                                             Master Small Cap Index Series +                                            1,572,752

                                             Total Underlying Equity Funds (Cost - $48,237,654)                        58,920,376

Underlying Fixed                             Master Aggregate Bond Index Series +                                      10,752,816
Income Funds - 15.6%

                                             Total Underlying Fixed Income Funds (Cost - $10,635,223)                  10,752,816

Total Investments (Cost - $58,872,877*) - 101.0%                                                                       69,673,192
Liabilities in Excess of Other Assets - (1.0%)                                                                          (700,301)
                                                                                                                 ----------------
Net Assets - 100.0%                                                                                              $     68,972,891
                                                                                                                 ================

  + Investments in companies considered to be an affiliate of the Corporation, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                                                    Realized       Net Investment
    Affiliate                                       Contributions            Withdrawals      Gains (Losses)               Income
    Master Aggregate Bond Index Series                          -        $       500,000      $       15,959       $      361,303
    Master International Index Series              $    1,250,000        $     1,500,000      $       23,727       $      125,799
    Master Mid Cap Index Series                                 -        $       210,000      $      395,734       $       73,659
    Master S&P 500 Index Series                                 -        $     6,250,000      $    (900,811)       $      614,482
    Master Small Cap Index Series                               -        $     2,320,000      $       57,212       $       14,858
    Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                                     -        $        58,696  #                -       $       26,658

        # Represents net contributions.


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $    59,468,323
                                                    ===============
    Gross unrealized appreciation                   $    10,204,869
    Gross unrealized depreciation                                 -
                                                    ---------------
    Net unrealized appreciation                     $    10,204,869
                                                    ===============


Merrill Lynch Strategy All-Equity Fund

Schedule of Investments as of September 30, 2005
                                                                                                                            Value
                                             Investments                                                        (in U.S. dollars)
Underlying Equity                            Master International Index Series +                                 $      4,343,243
Funds - 100.1%                               Master Mid Cap Index Series +                                              4,359,372
                                             Master S&P 500 Index Series +                                             33,337,031
                                             Master Small Cap Index Series +                                            1,362,647

                                             Total Underlying Equity Funds (Cost - $35,413,638)                        43,402,293


Short-Term                                   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I +                     46,612
Securities - 0.1%

                                             Total Short-Term Securities (Cost - $46,612)                                  46,612

Total Investments (Cost - $35,460,250*) - 100.2%                                                                       43,448,905
Liabilities in Excess of Other Assets - (0.2%)                                                                           (96,809)
                                                                                                                 ----------------
Net Assets - 100.0%                                                                                              $     43,352,096
                                                                                                                 ================


  + Investments in companies considered to be an affiliate of the Corporation, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                                                    Realized       Net Investment
    Affiliate                                       Contributions            Withdrawals      Gains (Losses)               Income
    Master International Index Series              $    2,000,000        $     1,000,000       $      17,885         $     98,774
    Master Mid Cap Index Series                                 -        $     2,190,000       $     245,744         $     55,001
    Master S&P 500 Index Series                    $    3,000,000        $     9,130,000       $   (676,485)         $    468,623
    Master Small Cap Index Series                               -        $     1,900,000       $      49,474         $     12,744
    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                         $       46,612  #                   -                   -         $      3,723

       # Represents net contributions.


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $    36,035,151
                                                    ===============
    Gross unrealized appreciation                   $     7,413,754
    Gross unrealized depreciation                                 -
                                                    ---------------
    Net unrealized appreciation                     $     7,413,754
                                                    ===============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Strategy Series, Inc.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Strategy Series, Inc.


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Strategy Series, Inc.


Date: November 17, 2005


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Strategy Series, Inc.


Date: November 17, 2005